Average Annual Total Returns - Equity Market Neutral Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(19.52%)	(6.72%)	(2.04%)	Oct. 07, 2014	(22.35%)	(7.94%)	(3.59%)	(9.52%)	(4.98%)	(1.75%)	(19.70%)	(6.98%)	(2.29%)	Oct. 07, 2014	(19.61%)	(6.70%)	(2.00%)	Oct. 07, 2014	0.67%	1.20%	0.97%